VictoryShares Pioneer Mortgage-Backed Securities ETF Expense Example - VictoryShares Pioneer Mortgage-Backed Securities ETF - VictoryShares Pioneer Mortgage-Backed Securities ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	$ 159